FINANCIAL INSTRUMENTS (Details 4) - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Probable Scenario [Member] | Exchange rate swap CDI x Dollar [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (6,666)
Scenario I [Member] | Exchange rate swap CDI x Dollar [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(81,092)
Gross Exchange Position [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(362,839)
Gross Exchange Position [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(4,413,605)
Gross Exchange Position [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(8,827,210)
Cash flow hedges [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	391,222
Cash flow hedges [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	4,758,851
Cash flow hedges [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	9,517,703
Exchange rate swap CDI x Dollar [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(162,184)
Exchange rate swap Real x Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(11,443)
Exchange rate swap Real x Dollar [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(139,187)
Exchange rate swap Real x Dollar [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(278,375)
Net Exchange Position [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	10,274
Net Exchange Position [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	124,967
Net Exchange Position [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	249,934
United States of America, Dollars | Exchange rate swap CDI x Dollar [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (67,000)
Risk	Dollar
United States of America, Dollars | Exchange rate swap Real x Dollar [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (115,000)
Risk	Dollar
United States of America, Dollars | Gross Exchange Position [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (3,646,628)
Risk	Dollar
United States of America, Dollars | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 3,931,879
Risk	Dollar
United States of America, Dollars | Net Exchange Position [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 103,251
Risk	Dollar